Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred policy acquisition costs, beginning balance	$ 910		$ 860	$ 773
Deferred policy acquisition costs, additions	224		198	221
Deferred policy acquisition costs, periodic amortization	(159)		(128)	(140)
Deferred policy acquisition costs, annuity unlocking	31		(22)	4
Deferred policy acquisition costs, change included in realized gains	8		2	2
Deferred policy acquisition costs, ending balance	1,014		910	860
Movement in Deferred Sales Inducements [Roll Forward]
Deferred sales inducements, beginning balance	129		147	166
Deferred sales inducements, additions	11		8	11
Deferred sales inducements, periodic amortization	(26)		(26)	(29)
Deferred sales inducements, annuity unlocking	4		(1)	(1)
Deferred sales inducements, change included in realized gains	1		1	0
Deferred sales inducements, ending balance	119		129	147
Movement in Present Value of Future Insurance Profits [Roll Forward]
Present value of future profits, beginning balance	66		77	88
Present value of future profits, periodic amortization	(11)		(11)	(11)
Present value of future profits, annuity unlocking	0		0	0
Present value of future profits, ending balance	55		66	77
Movement in Unrealized Gains (Losses) Related to Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Unrealized investment gains (losses), beginning balance	(525)		(336)	(698)
Unrealized investment gains (losses), change in unrealized	291	[1]	(189)	362
Unrealized investment gains (losses), ending balance	(234)	[1]	(525)	(336)
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance	580		748	329
Deferred policy acquisition costs and present value of future profits, additions	235		206	232
Deferred policy acquisition costs and present value of future profits, periodic amortization	(196)		(165)	(180)
Deferred policy acquisition costs and present value of future profits, annuity unlocking	35		(23)	3
Deferred policy acquisition costs and present value of future profits, change included in realized gains	9		3	2
Deferred policy acquisition costs and present value of future profits, change in unrealized	291		(189)	362
Deferred policy acquisition costs and present value of future profits, ending balance	954		580	748
Excluding Unrealized Gains [Member]
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance	1,105		1,084	1,027
Deferred policy acquisition costs and present value of future profits, ending balance	$ 1,188		$ 1,105	$ 1,084

[1]	In addition to adjustments to DPAC related to unrealized gains on securities (as described in Note D — “Balance Sheet Impact of Net Unrealized Gains on Securities”), unrealized also includes adjustments to DPAC related to unrealized gains on cash flow hedges of $1 million at December 31, 2015.